1933 Act
                                                                    Rule 497(j)


April 6, 2001                                                         VIA EDGAR
                                                                      ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         Registration No. 333-78761 and 811-8914

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A and B) and Statement of Additional Information (Versions A and B) that would have been filed under rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on March 29, 2001.

         Please call the undersigned at (860) 403-5995 if you have any questions concerning this filing.

Very truly yours,


/s/ Deborah R. Hesse
---------------------------
Deborah R. Hesse, Market Development Analyst
Phoenix Home Life Mutual Insurance Company